Income Taxes (Current and Deferred)	12 Months Ended
Dec. 31, 2017
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Income Taxes (Current and Deferred)

NOTE 11—INCOME TAXES (CURRENT AND DEFERRED)

Income tax receivables

Non-current and current income tax receivables at December 31, 2017 amounted to 173 million euros (207 million euros at December 31, 2016).

Specifically, they consisted of:

•	non-current income tax receivables of 96 million euros (113 million euros at December 31, 2016);

•	current income tax receivables of 77 million euros (94 million euros at December 31, 2016), mainly relating to companies belonging to the Brazil Business Unit (69 million euros) and to the Domestic Business Unit (5 million euros).

Deferred tax assets and deferred tax liabilities

The net balance of 728 million euros at December 31, 2017 (584 million euros at December 31, 2016) breaks down as follows.

	As of December 31,
	2017	2016
	(millions of euros)
Deferred tax assets	993	877
Deferred tax liabilities	(265)	(293)

Total	728	584

Deferred tax assets mainly consisted of 939 million euros for the Domestic Business Unit (812 million euros at December 31, 2016).

Deferred tax liabilities mainly consisted of 174 million euros for Telecom Italia Capital (208 million euros at December 31, 2016), 54 million euros for the Domestic Business Unit (38 million euros at December 31, 2016) and 25 million euros for the Brazil Business Unit (32 million euros at December 31, 2016).

Since the presentation of deferred tax assets and liabilities in the financial statements takes into account the offsets by legal entity when applicable, the composition of the gross amounts before offsets is presented below:

	As of December 31,
	2017	2016
	(millions of euros)
Deferred tax assets	1,429	1,294
Deferred tax liabilities	(701)	(710)

Total	728	584

The temporary differences which made up this line item at December 31, 2017 and 2016, as well as the movements during 2017 were as follows:

	As of December 31, 2016	Recognized in profit or loss	Recognized in equity	Change in scope of consolidation and other changes	As of December 31, 2017
	(millions of euros)
Deferred tax assets:
Tax loss carryforwards	72	(33)		(7)	32
Derivatives	591	(7)	5		589
Provision for bad debts	154	(6)		(6)	142
Provisions	274	187		(9)	452
Taxed depreciation and amortization	101	5			106
Other deferred tax assets	102	(2)	(2)	10	108

Total	1,294	144	3	(12)	1,429

Deferred tax liabilities:
Derivatives	(411)	8	(21)	2	(422)
Business combinations—for step-up of net assets in excess of tax basis	(142)	5		6	(131)
Deferred gains	(4)	2			(2)
Accelerated depreciation	(28)	13		1	(14)
Other deferred tax liabilities	(125)	(22)		15	(132)

Total	(710)	6	(21)	24	(701)

Total net deferred tax assets (liabilities)	584	150	(18)	12	728

The expirations of deferred tax assets and deferred tax liabilities at December 31, 2017 were as follows:

	Within 1 year	Beyond 1 year	Total at December 31, 2017
	(millions of euros)
Deferred tax assets	423	1,006	1,429
Deferred tax liabilities	(28)	(673)	(701)

Total net deferred tax assets (liabilities)	395	333	728

At December 31, 2017, the TIM Group had unused tax loss carryforwards of 2,306 million euros mainly relating to the Brazil Business Unit and the company Telecom Italia Finance with the following expiration dates:

Year of expiration	(millions of euros)
2018	1
2019	—
2020	—
2021	—
2022	—
Expiration after 2022	8
Without expiration	2,297

Total unused tax loss carryforwards	2,306

Unused tax loss carryforwards considered in the calculation of deferred tax assets amounted to 91 million euros at December 31, 2017 (193 million euros at December 31, 2016) and mainly related to the Brazil Business Unit. Deferred tax assets were recognized as it was considered probable that taxable income will be available in the future against which the tax losses can be utilized.

On the other hand, deferred tax assets of 647 million euros (733 million euros at December 31, 2016) were not recognized on 2,215 million euros of tax loss carryforwards since, at the reporting date, their recoverability was not considered probable.

At December 31, 2017, deferred tax liabilities were not recognized on approximately 0.9 billion euros of tax-suspended reserves and undistributed earnings of subsidiaries, because the TIM Group is in a position to control the timing of the distribution of those reserves and it is probable that those accumulated earnings will not be distributed in the foreseeable future. The contingent liabilities relating to taxes that should be recognized, if these reserves are distributed, are in any case not significant.

Current income tax payables

Income tax payables amounted to 157 million euros (703 million euros at December 31, 2016). They break down as follows:

	At December 31,
	2017	2016
	(millions of euros)
Income tax payables:
Non-current	45	66
Current	112	637

Total	157	703

Specifically, the non-current portion, amounting to 45 million euros, related entirely to the Brazil Business Unit, while the current portion, amounting to 112 million euros, related primarily to both the Domestic Business Unit (58 million euros) and to the Brazil Business Unit (53 million euros).

Income tax expense

Income tax expense decreased by 490 million euros, down by 438 million euros on 2016 to 490 million euros in 2017, mainly due to the lower taxable base of the Parent TIM S.p.A., which benefited from tax exemptions and facilities under laws in force.

Income tax expenses breaks down as follows:

		2017	2016	2015
		(millions of euros)
Current taxes for the year		646	900	424
Net difference in prior years estimates		(6)	(54)	(6)

Total current taxes		640	846	418
Deferred taxes		(150)	34	(15)

Total taxes on continuing operations	(A)	490	880	403
Total taxes on Discontinued operations/Non-current assets held for sale	(B)	—	48	320

Total income tax expense for the year	(A+B)	490	928	723

The reconciliation between the theoretical tax expense, using the IRES tax rate in force in Italy (24%), and the effective tax expense for the years ended December 31, 2017, 2016 and 2015 is the follows:

			2017	2016	2015
			(millions of euros)
Profit (loss) before tax from continuing operations			1,777	2,799	453
Theoretical income tax from continuing operations			426	770	125
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable			3	17	10
Tax losses from prior years not recoverable (recoverable) in future years			(2)	(1)	(16)
Non-deductible goodwill impairment charge					66
Effect of change in IRES tax rate				25	31
Prior years’ IRES			(26)	(38)	(20)
Brazil: different rate compared to theoretical rate in force in Italy			34	11	51
Brazil: incentive on investments in the north-east of the country			(31)	(31)	(25)
Other net differences, Tax facilities included			(55)	(26)	69

Effective income tax recognized in income statement from continuing operations, excluding IRAP tax			349	727	291
IRAP tax			141	153	112

Total effective income tax recognized in income statement from continuing operations	(A	)	490	880	403

Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale	(B	)	—	48	320

Total effective income tax recognized in income statements	(A+B	)	490	928	723

For the analysis of the tax burden related to the Profit (loss) before tax from continuing operations, the impact of IRAP tax has not been taken into consideration in order to avoid any distorting effect, since that tax only applies to Italian companies and is calculated on a tax base other than pre-tax profit.